CONVERTIBLE PROMISSORY NOTE (Tables)	9 Months Ended
Sep. 30, 2021
CONVERTIBLE PROMISSORY NOTE [Abstract]
Fair Value Conversion Feature Using Black-Scholes Option Pricing
The derivative liability is remeasured at fair value through profit or loss at each reporting period using the Black-Scholes pricing model using the following assumptions:

	September 30, 2021	December 31, 2020

Risk-free interest rate	0.12%	0.10 – 0.34%
Estimated life	0.5 - 0.75 years	0.5 - 0.75 years
Expected volatility	97%-140%	60% - 101%
Expected dividend yield	0.00%	0.00%

Changes in Fair Value of Derivative and Loan Balances
The changes in the fair value of the derivative and loan balances were as follows:

	Convertible Debt $	Derivative Liability $

Balance, December 31, 2019	-	-
Additions	890,663	302,035
Interest expense	77,640	-
Accretion	246,291	-
Change in fair value of derivative liability	-	866,238
Conversion of convertible debt	(384,820)	(373,642)
Foreign exchange on loan	(63,704)	-
Balance, December 31, 2020	766,070	794,631
Additions	1,983,349	363,480
Interest expense	95,679	-
Accretion	430,670	-
Change in fair value of derivative liability	-	51,618
Conversion of convertible debt	(1,343,582)	(1,070,303)
Foreign exchange on loan	21,915	-

Balance, September 30, 2021	1,954,101	139,427